OTHER RECEIVABLES AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 5,815	$ 2,772
Government authorities	1,540	1,284
Short-term lease deposits	282	211
Foreign currency derivative contracts	325	1,702
Grants receivable from the OCS	94	224
Others	162	622
Other receivables and prepaid expenses	$ 8,218	$ 6,815